Financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Financial risks
Schedule of currency exposure.

	2024	2023
	$	$
Cash and cash equivalents	63,615	20,110
Amounts receivable	377	1,724
Accounts payable and accrued liabilities	(2,172)	3,413
Credit Facility	(25,000)	—
Deferred consideration and contingent payments	(8,501)	(10,473)
Warrant liability	(47,155)	(8,734)
Contract liability	(25,601)	(20,165)
Net exposure, in US dollars	(44,437)	(14,125)
Net exposure, equivalent in Canadian dollars	(63,943)	(18,682)

Summary of company's contractual obligations and commitments

The following table summarizes the Company’s contractual obligations and commitments as at December 31, 2024:

	Total	Less than 1 year	1-2 years	More than 3 years
Accounts payable and accrued liabilities	26,294	26,294	—	—
Lease obligations	822	361	461	—
Long-term debt (Note 15)	10,200	4,697	5,156	347
Credit Facility (principal) (Note 15)	35,618	35,618	—	—
Deferred consideration and contingent payments (Note 16)	12,232	3,597	3,597	5,038
Warrant liability (Note 19)	—	—	—	—
Purchase obligations (Note 33)	5,833	5,691	142	—
Capital commitments (Note 33)	5,267	4,641	626	—
	96,266	80,899	9,982	5,385